Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Rece

MAR 11 2013

Washington, DC 20549

[redacted]

13000777

001-35829

March 11, 2013

CERT/NYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Vermilion Energy Inc., Common Shares, no par value (together with associated common share purchase rights), and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 6, 2013. Tentative listing date – March 12, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com